CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS)
Revenue	¥ 80,035	¥ 80,035	¥ 2,058,779
Operating expenses
Salaries, wages and benefits	(79,215)		(1,187,738)
Supplies and purchased medical services	(18,241)		(303,579)
Depreciation and amortization	(14,931)		(138,639)
Lease and rental expenses	(739)		(201,670)
Impairment of trade receivables	(528)		(16,329)
Other operating expenses	(165,776)		(287,128)
Loss from operations	(199,395)		(76,304)
Other income and expenses
Finance income	779		2,543
Finance costs	(29,503)		(19,420)
Foreign exchange (losses)/gains	(2,641)		(34,190)
Liquidation of a foreign operation			26,429
Other (loss)/income, net	(5,798)		6,645
(Loss)/income before income tax	(236,558)		(94,297)
Income tax benefit/(expense)	6,261		(59,749)	¥ (66,765)
(Loss)/income for the period	(230,297)		(154,046)
Attributable to:
Equity holders of the parent	(228,905)		(129,998)
Non-controlling interests	(1,392)		(24,048)
(Loss)/income for the period	¥ (230,297)		(154,046)
Loss per share attributed to ordinary equity holders of the parent
Basic | ¥ / shares	¥ (1.74)
Diluted | ¥ / shares	¥ (1.74)
(Loss)/income for the period	¥ (230,297)		(154,046)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of foreign operations	1,909
Other comprehensive income/(loss) for the period, net of tax	1,909
Total comprehensive loss for the period	(228,388)
Attributable to:
Non-controlling interests	(226,996)
Non-controlling interests	(1,392)
Total comprehensive loss for the period	¥ (228,388)
Predecessor
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS)
Revenue		2,369,167	2,058,779	1,827,880
Operating expenses
Salaries, wages and benefits		(1,346,478)	(1,187,738)	(1,040,405)
Supplies and purchased medical services		(381,954)		(236,557)
Depreciation and amortization		(329,453)		(115,908)
Lease and rental expenses		(13,167)		(151,222)
Impairment of trade receivables		(6,512)	(16,329)	(16,571)
Other operating expenses		(308,005)		(223,575)
Loss from operations		(16,402)		43,642
Other income and expenses
Finance income		2,127		1,862
Finance costs		(132,730)	(19,420)	(13,408)
Foreign exchange (losses)/gains		(13,120)		12,856
Gain on disposal of an associate				29,618
Other (loss)/income, net		171		(6,214)
(Loss)/income before income tax		(159,954)	(94,297)	68,356
Income tax benefit/(expense)		(68,424)		(66,765)
(Loss)/income for the period		(228,378)	(154,046)	1,591
Attributable to:
Equity holders of the parent		(200,441)		13,159
Non-controlling interests		(27,937)		(11,568)
(Loss)/income for the period		(228,378)	(154,046)	1,591
Loss per share attributed to ordinary equity holders of the parent
(Loss)/income for the period		(228,378)	(154,046)	1,591
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of foreign operations		7,934	24,270	(4,008)
Liquidation of a foreign operation			(26,429)
Other comprehensive income/(loss) for the period, net of tax		7,934	(2,159)	(4,008)
Total comprehensive loss for the period		(220,444)	(156,205)	(2,417)
Attributable to:
Non-controlling interests		(192,507)	(132,157)	9,151
Non-controlling interests		(27,937)	(24,048)	(11,568)
Total comprehensive loss for the period		¥ (220,444)	¥ (156,205)	¥ (2,417)